Note 11 - Finance Expenses and Income - Finance Costs (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Interest expense		R$ (1,786.6)	R$ (1,514.3)		R$ (1,488.1)
Capitalized borrowings					0.4
Net Interest on pension plans		(117.2)	(105.3)		(103.0)
Losses on hedging instruments and exclusive investment funds (i)	[1]	(1,919.3)	(1,286.0)		(1,181.2)
Interest on provision for disputes and litigation		(208.8)	(163.9)		(132.7)
Exchange variations		(706.4)	(637.2)		(756.9)
Interest and foreign exchange rate on loans to/from related parties			(41.5)		(8.0)
Financial instruments at fair value through profit or loss		(4.3)	(310.4)		(107.1)
Tax on financial transactions		(335.0)	(202.1)		(337.6)
Bank guarantee expenses		(188.0)	(136.2)		(126.3)
Other financial results		(164.9)	(172.1)		(264.6)
Total		(5,430.5)	(4,569.0)		(4,505.1)
Exceptional finance expense			(179.4)		(179.1)
Total		R$ (5,430.5)	R$ (4,748.4)	[2]	R$ (4,684.2)

[1]	The variation refers, for the most part, to the Equity Swap, which changes according to the changes in share price.
[2]	2019 restated to reflect the change in accounting policy, as Note 3.